Equity And Long-Term Incentive Plans	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Equity And Long-Term Incentive Plans [Abstract]
Equity And Long-Term Incentive Plans

Note 8. Equity and Long-Term Incentive Plans

     In connection with the Distribution, the Company adopted the AMC Networks Inc. 2011 Employee Stock Plan (the "2011 Employee Stock Plan"), the AMC Networks Inc. 2011 Stock Plan for Non-Employee Directors (the "2011 Non-Employee Director Plan") and the AMC Networks Inc. 2011 Cash Incentive Plan (the "2011 Cash Incentive Plan").

     In March 2012, AMC Networks granted 441,111 restricted share units to certain executive officers and employees under the 2011 Employee Stock Plan that vest on the third anniversary of the grant date. The vesting criteria for 97,915 of those restricted share units include the achievement of certain performance targets by the Company. Also in March 2012, AMC Networks granted three-year performance based awards to certain executive officers and employees under the 2011 Cash Incentive Plan.

     Share-based compensation expense included in continuing operations, a component of selling, general and administrative expense, for the three months ended March 31, 2012 was $3,583, related to equity classified awards. For the three months ended March 31, 2011, share-based compensation expense allocated by Cablevision was $3,931, related to equity classified awards. For the three months ended March 31, 2012, there was no share-based compensation expense included in continuing operations for liability classified awards (stock appreciation rights). For the three months ended March 31, 2011, there was $46 of share-based compensation expense included in continuing operations for liability classified awards. For periods prior to the Distribution, the Company's share-based compensation includes amounts related to Company employees participating in the Cablevision equity awards programs, as well as amounts related to Cablevision corporate employees and non-employee directors to the extent allocated to the Company. For periods after the Distribution, the Company no longer receives an allocation of share-based compensation expense for Cablevision corporate employees and non-employee directors, including expense related to the Company's Executive Chairman with respect to his participation in the Cablevision equity awards program (since he remained an executive officer of Cablevision).

     During the three months ended March 31, 2012, 1,030,832 shares of AMC Networks Class A common stock previously issued to employees of Cablevision, MSG and the Company vested. In connection with the employees' satisfaction of the statutory minimum tax withholding obligations for the applicable income and other employment taxes, 351,724 of these shares, with an aggregate value of $15,937, were surrendered to the Company. These acquired shares, as well as 36,968 forfeited unvested restricted shares, have been classified as treasury stock.

     Long-term incentive plan compensation expense included in continuing operations for the three months ended March 31, 2012 was $3,025. For the three months ended March 31, 2011, long-term incentive plan compensation expense allocated by Cablevision was $3,318. Such amount is accrued for performance-based awards for which the performance criteria had not yet been met as the awards are based on achievement of certain performance criteria through December 31, 2014. The Company has accrued the pro-rata amount earned that it currently believes will ultimately be paid based upon the performance criteria established for these performance-based awards. If the Company subsequently determines that the performance criteria for the awards are not probable of being achieved, the Company would reverse the accrual in respect of the award at that time.

Note 16. Equity and Long-Term Incentive Plans

     In connection with the Distribution, the Company adopted the AMC Networks Inc. 2011 Employee Stock Plan (the "2011 Employee Stock Plan") and the AMC Networks Inc. 2011 Stock Plan for Non-Employee Directors (the "2011 Non-Employee Director Plan").

     Under the 2011 Employee Stock Plan, the Company is authorized to grant incentive stock options, non-qualified stock options, restricted shares, restricted stock units, SARs and other equity-based awards. The Company may grant awards for up to 5,000,000 shares of AMC Networks Class A Common Stock (subject to certain adjustments). Stock options and SARs under the 2011 Employee Stock Plan must be granted with an exercise price of not less than the fair market value of a share of AMC Networks Class A Common Stock on the date of grant and must expire no later than 10 years from the date of grant. The terms and conditions of awards granted under the 2011 Employee Stock Plan, including vesting and exercisability, are determined by the Compensation Committee of the Board of Directors ("Compensation Committee") and may include terms or conditions based upon performance criteria.

     Subsequent to the Distribution through December 31, 2011, the Company granted 442,135 restricted share awards to certain employees under the 2011 Employee Stock Plan, that vest on the third anniversary of the grant date. The vesting criteria for 186,171 of those restricted shares also includes the achievement of certain performance targets. As of December 31, 2011, there are 2,818,164 share awards available for future grant under the 2011 Employee Stock Plan.

     Under the 2011 Non-Employee Director Plan, the Company is authorized to grant non-qualified stock options, restricted stock units, restricted shares, SARs and other equity-based awards. The Company may grant awards for up to 165,000 shares of AMC Networks Class A Common Stock (subject to certain adjustments). Stock options under the 2011 Non-Employee Director Plan must be granted with an exercise price of not less than the fair market value of a share of AMC Networks Class A Common Stock on the date of grant and must expire no later than 10 years from the date of grant. The terms and conditions of awards granted under the 2011 Non-Employee Director Plan, including vesting and exercisability, are determined by the Compensation Committee. Unless otherwise provided in an applicable award agreement, stock options granted under this plan will be fully vested and exercisable, and restricted stock units granted under this plan will be fully vested, upon the date of grant.

     In connection with the Distribution, non-employee directors were issued 61,546 shares of AMC Networks Class A Common Stock and 17,981 AMC Networks stock options under the 2011 Non-Employee Director Plan. In August 2011, the Company granted 38,951 restricted stock units to non-employee directors under the 2011 Non-Employee Director Plan, which vested on the grant date. As of December 31, 2011, there are 46,522 share awards available for future grant under the 2011 Non-Employee Director Plan.

Treatment of Share-Based Payment Awards After the AMC Networks Distribution

     In connection with the Distribution and as provided for in Cablevision's equity plans, each stock option and SAR outstanding at the effective date of the Distribution became two stock options or two SARs, as the case may be: (i) one with respect to Cablevision's CNYG Class A Common Stock and (ii) one with respect to the Company's Class A Common Stock. The existing exercise price of each stock option/SAR was allocated between the existing Cablevision stock option/SAR and the Company's new stock option/SAR based on the weighted average trading price of Cablevision's and the Company's common shares for the 10 trading days subsequent to the Distribution and the underlying share amount took into account the 1:4 distribution ratio. As a result of this adjustment, approximately 73.59% of the pre-Distribution exercise price of stock options/SARs was allocated to the Cablevision stock options/SARs and approximately 26.41% was allocated to the Company's new stock options/SARs.

     On February 9, 2010, Cablevision distributed to its stockholders all of the outstanding common stock of MSG (the "MSG Distribution"). As a result of the Distribution and the MSG Distribution, certain employees of MSG hold stock options, SARs and restricted stock with respect to AMC Networks Class A Common Stock. In addition, as a result of the MSG Distribution, certain employees of the Company hold MSG stock options, SARs and restricted shares with respect to MSG Class A Common Stock.

Stock Option Award Activity

     The following table summarizes activity relating to Company employees who held AMC Networks stock options for the period from July 1, 2011 (the day following the Distribution) to December 31, 2011:

				Weighted
	Shares Under Option		Weighted	Average
	Time	Performance	Average	Contractual	Aggregate
	Vesting	Vesting	Exercise Price	Term (in	Intrinsic
	Options	Options	Per Share	years)	Value(a)
Balance, July 1, 2011	149,147	2,500	$10.81	3.43	$4,404
Exercised	(12,606)	-	$11.59
Balance, December 31, 2011	136,541	2,500	$10.74	3.08	$3,732

Options exercisable at December 31, 2011	105,223	2,500	$11.26	3.19	$2,836

Options expected to vest in the future	31,318	-	$8.95	2.68	$896

(a) The aggregate intrinsic value is calculated as the difference between (i) the exercise price of the underlying award and (ii) the quoted price of AMC Networks Class A Common Stock on December 31, 2011 or July 1, 2011, as indicated, and December 31, 2011 in the case of the stock options expected to vest in the future.

     In addition, the following table summarizes activity relating to Cablevision and MSG employees who held AMC Networks stock options from July 1, 2011 (the day following the Distribution) to December 31, 2011:

				Weighted
	Shares Under Option		Weighted	Average
	Time	Performance	Average	Contractual	Aggregate
	Vesting	Vesting	Exercise Price	Term (in	Intrinsic
	Options	Options	Per Share	years)	Value(a)
Balance, July 1, 2011	1,503,558	106,400	$11.77	3.74	$45,206
Exercised	(271,210)	(28,000)	$11.57
Forfeited/Expired	(87,883)	-	$8.95
Balance, December 31, 2011	1,144,465	78,400	$12.02	3.29	$31,253

Options exercisable at December 31, 2011	903,288	78,400	$11.65	3.11	$25,456

Options expected to vest in the future	241,177	-	$13.55	4.04	$5,796

(a) The aggregate intrinsic value is calculated as the difference between (i) the exercise price of the underlying award and (ii) the quoted price of AMC Networks Class A Common Stock on December 31, 2011 or July 1, 2011, as indicated, and December 31, 2011 in the case of the stock options expected to vest in the future.

     The Company does not record any share-based compensation expense for AMC Networks stock options held by Cablevision and MSG employees, however such stock options do have a dilutive effect on the Company's net income per share. The Company records share-based compensation expense for Cablevision and MSG stock options held by the Company's employees.

Restricted Share Award Activity

     The following table summarizes activity relating to Company employees who held AMC Networks restricted shares from July 1, 2011 (the day following the Distribution) to December 31, 2011:

			Weighted
		Number of	Average Fair
	Number of	Performance	Value Per
	Restricted	Restricted	Share at Date
	Shares	Shares	of Grant

Unvested award balance, July 1, 2011	435,150	19,022	$20.67
Granted	255,964	186,171	$36.00
Forfeited	(13,183)	-	$27.55
Transfers	1,641	-	$19.22
Unvested award balance, December 31, 2011	679,572	205,193	$28.23

The following table summarizes activity relating to Cablevision and MSG employees who held AMC

Networks restricted shares from July 1, 2011 (the day following the Distribution) to December 31, 2011:

			Weighted
		Number of	Average Fair
	Number of	Performance	Value Per
	Restricted	Restricted	Share at Date
	Shares	Shares	of Grant

Unvested award balance, July 1, 2011	1,526,412	205,975	$18.95
Vested	(57,261)	(38,350)	$16.19
Forfeited	(101,499)	(32,450)	$20.93
Transfers	(1,641)	-	$19.22
Unvested award balance, December 31, 2011	1,366,011	135,175	$18.67

     Transfers included in the above tables represent the transfer of restricted stock awards for employees who transferred from Cablevision to the Company during the period.

     During the year ended December 31, 2011, 95,611 shares of AMC Networks Class A Common Stock previously issued to employees of Cablevision and MSG vested. In connection with the employees' satisfaction of the statutory minimum tax withholding obligations for the applicable income and other employment taxes, 46,928 of these shares, with an aggregate value of $1,675, were surrendered to the Company. These acquired shares, as well as 147,132 forfeited unvested restricted shares have been classified as treasury stock.

     AMC Networks recognizes share-based compensation expense for restricted shares issued to its employees based on the grant date price of AMC Networks Class A Common Stock using a straight-line amortization method, over the service period. The Company does not record any share-based compensation expense for AMC Networks restricted shares held by Cablevision and MSG employees, however such restricted shares do have a dilutive effect on the Company's net income per share. The Company records share-based compensation expense for Cablevision and MSG restricted shares held by the Company's employees.

     Share-based compensation expense included in continuing operations, a component of selling, general and administrative expense, for the years ended December 31, 2011, 2010 and 2009 was $16,012, $16,267 and $13,716, respectively, related to equity classified awards. Share-based compensation (credit) expense included in continuing operations for liability classified awards (SARs) was $(423), $939 and $1,007 for the years ended December 31, 2011, 2010 and 2009, respectively. Share-based compensation has been reduced by estimated forfeitures, which is based on historical experience. For periods prior to the Distribution, the Company's share-based compensation includes amounts related to Company employees participating in the Cablevision equity awards programs, as well as amounts related to Cablevision corporate employees and non-employee directors to the extent allocated to the Company. For periods after the Distribution, the Company no longer receives an allocation of share-based compensation expense for Cablevision corporate employees and non-employee directors, including expense related to the Company's Executive Chairman with respect to his participation in the Cablevision equity awards program (since he remained an executive officer of Cablevision).

     The Company receives income tax deductions related to restricted share, stock options or other equity awards granted to its employees by the Company, Cablevision or MSG, but does not receive income tax deductions for Company equity awards held by Cablevision or MSG employees.

Long-Term Incentive Plans

     In June, 2011, the Company's Board of Directors approved the AMC Networks Inc. 2011 Cash Incentive Plan (the "2011 Cash Incentive Plan"). Under the terms of the 2011 Cash Incentive Plan, the Company is authorized to grant a cash award to certain employees. The terms and conditions of such awards are determined by the Compensation Committee of the Company's Board of Directors, may include the achievement of certain performance criteria and may extend for a period not to exceed ten years. During 2011, the Company granted three-year performance awards to certain executive officers and other members of the Company's management under the 2011 Cash Incentive Plan.

     In connection with the long-term incentive awards granted under the 2011 Cash Incentive Plan, the Company recorded compensation expense in continuing operations of $3,475 for the year ended December 31, 2011. Such amount is accrued for performance-based awards for which the performance criteria had not yet been met as of December 31, 2011 as such awards are based on achievement of certain performance criteria through December 31, 2013. The Company has accrued the pro-rata amount earned that it currently believes will ultimately be paid based upon the performance criteria established for these performance-based awards. If the Company subsequently determines that the performance criteria for such awards is not probable of being achieved, the Company would reverse the accrual in respect of such award at that time.